Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	May 31, 2019	Jan. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets			$ 479	$ 558	$ 697
Deferred tax assets			517	601
Deferred tax liabilities			38	43
Unused tax losses for which deferred tax assets have not been recognized			$ 1,908	1,051
Unused tax losses for which deferred tax assets have not been recognized, expiration period			10 years
2005 Enron settlement payments and related legal expenses amount			$ 3,000
Amount of tax recovered		$ 38
Additional income tax by denying the tax deductibility	$ 273		527
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			1,239	1,051
Unused tax losses for which deferred tax assets have not been recognized with no expiry date			0	0
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			611	$ 614
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			$ 669
U.S. tax reforms new tax rate			21.00%